Note 17 - Income Tax (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits	$ 0
Operating Loss Carryfowards, Limitation Amount	1,870
Pre-change Carryforwards [Member]
Operating Loss Carryforwards	5,411
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 862	$ 889